Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 131,151	$ 493,128
Prepaid expenses	23,278	131,226
Prepaid income tax	54,439
Total Current Assets	208,868	624,354
Marketable securities held in Trust Account	232,196,027	231,214,831
TOTAL ASSETS	232,404,895	231,839,185
Current Liabilities
Accounts payable and accrued expenses	634,286	240,138
Income taxes payable		25,684
Total Current Liabilities	634,286	265,822
Deferred tax liability	9,680	3,611
Deferred underwriting fee payable	8,050,000	8,050,000
Warrant liabilities	68,114,000	15,962,000
Total Liabilities	76,807,966	24,281,433
Commitments and Contingencies (Note 8)
Class A common stock subject to possible redemption, 14,922,915 and 20,157,878 shares at redemption value as of December 31, 2020 and 2019, respectively	150,596,928	202,557,751
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	59,840,653	7,880,362
Accumulated Deficit	(54,842,168)	(2,881,345)
Total Stockholders' Deficit	5,000,001	5,000,001
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	232,404,895	231,839,185
Class A Common Stock [Member]
Stockholders' Equity
Common stock value	941	409
Class B Common Stock [Member]
Stockholders' Equity
Common stock value	$ 575	$ 575